Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Description of business
Note
1-Description
of business and basis of presentation
TuHURA Biosciences, Inc., a Nevada corporation (“we,” “our”, “TuHURA,” or the “Company”), is a clinical stage immuno-oncology company with three distinct technologies focused on the development of novel therapeutics designed to overcome primary and acquired resistance to cancer immunotherapies.
Our proprietary Immune FxTM technology platform, or IFx, is an innate immune agonist technology designed to “trick” the body’s immune system to attack tumor cells by making tumor cells look like bacteria. Our lead product candidate, IFx2.0, is an innate immune agonist designed to overcome primary resistance to checkpoint inhibitors. In June 2025, we initiated a single randomized placebo-controlled Phase 3 registration trial of
IFx-2.0
administered as an adjunctive therapy to Keytruda
®
(pembrolizumab) in first line treatment for patients with advanced or metastatic Merkel cell carcinoma who are checkpoint inhibitor naïve utilizing the FDA’s accelerated approval pathway.
In addition to our IFx technology platform, in June 2025 we acquired the rights to
TBS-2025,
a novel VISTA-inhibiting monoclonal antibody formerly known as KVA1213, through our acquisition of Kineta on June 30, 2025. VISTA (otherwise referred to as
V-domain
Ig suppressor of T cell activation
) is an immune checkpoint highly expressed on myeloid cells that is believed to be a strong driver of immunosuppression in the tumor microenvironment and is believed to be a primary mechanism by which leukemic blasts escape immune recognition contributing to low relapse rates and high rates of recurrence in acute myeloid leukemia, or AML. Following our acquisition of Kineta, we are currently planning on investigating
TBS-2025
in a randomized Phase 2 trial in combination with a menin inhibitor vs menin inhibitor alone in mutated NPM1 (
mut
NPM1) AML.
In addition to our IFx and
TBS-2025
technologies, we are leveraging our Delta Opioid Receptor technology to develop tumor microenvironment modulators in the form of first-in-class
bi-specific
antibody-peptide conjugates (“APCs”) and antibody-drug conjugates (“ADCs”) targeting Myeloid Derived Suppressor Cells (“MDSCs”). Our APCs and ADCs are being developed to inhibit the immune-suppressing effects of MDSCs on the tumor microenvironment to prevent T cell exhaustion and acquired resistance to checkpoint inhibitors and cellular therapies.
In the opinion of Management, the accompanying unaudited condensed consolidated financial statements are prepared in accordance with instruction for Form 10-Q, include all adjustments which we considered necessary for a fair presentation of the results for the periods presented. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the 2024 Annual Report. The results for the three and six months ended June 30, 2025 are not necessary indicative of the results to be expected for future periods or the full year.
June 2025 Private Placement
On June 2, 2025, the Company and certain accredited investors (the “Purchasers”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) pursuant to which the Company agreed to issue to the Purchasers, in a private placement (the “Offering”), an aggregate of 4,759,309 shares of common stock together with warrants to purchase an equal number of shares of common stock at an exercise price of $3.3125 (the “Warrants”), for an aggregate offering amount of approximately $12.6 million. The combined effective offering price for each share and accompanying Warrant in the Offering was $2.65.

Pursuant to the Securities Purchase Agreement, each Purchaser was obligated to purchase such Purchaser’s respective investment in the Offering in four equal tranches, as follows:

•	$2.23 million was purchased on June 2, 2025 (the “Initial Closing”);

•
$2.23 million was purchased on June 9, 2025, following the Company’s notification to the Purchasers that the Food and Drug Administration (FDA) has notified the Company that the Company is no longer subject to the partial clinical hold set forth in the FDA’s Partial Clinical Hold letter to the Company dated January 24, 2024, with respect to the Company’s planned Phase 3 trial of
IFx-2.0;

•	$2.23 million was purchased on June 24, 2025, following the Company’s notification to the Purchasers that the Phase 3 trial for IFx-Hu2.0 (the “Phase 3 Trial”) had been initiated; and

•
$2.23 million was purchased on June 30, 2025, following the Company’s notification to the Purchasers that all material conditions for the closing of the Company’s merger transaction with Kineta have been satisfied (other than conditions that cannot be satisfied until on or immediately before the closing of the Kineta Merger) and that the Company is prepared to close the Kineta Merger.

In addition to the approximately $8.9 million that was purchased in four equal tranches pursuant to the foregoing milestones, the remaining $3.7 million in the Offering is required to be purchased and funded by December 31, 2025 by certain Purchasers who agreed to invest an aggregate of $4.0 million or more in the Offering and who elected to defer the purchase of a portion of such Purchaser’s common stock and Warrants until such time.
The Warrants have an exercise price per share equal to $3.3125 and will expire on the fifth (5th) anniversary of December 3, 2025. The exercise price of the Warrants is subject to proportional adjustment for stock splits, reverse stock splits, and similar transactions.
Merger with Kineta, Inc.
On June 30, 2025, the Company completed the previously announced acquisition contemplated by the Agreement and Plan of Merger, dated December 11, 2024, and as amended by that certain First Amendment to Agreement and Plan of Merger, dated May 5, 2025 (as amended, the “TuHURA-Kineta Merger Agreement”), by and among the Company, Hura Merger Sub I, Inc., a Delaware corporation and a direct wholly-owned subsidiary of the Company (“Merger Sub I”), Hura Merger Sub II, LLC, a Delaware limited liability company and direct wholly-owned subsidiary of the Company (“Merger Sub II”), Kineta, and Craig Philips, solely in his capacity the representative, agent and attorney-in-fact
of the stockholders of Kineta. Pursuant to the terms of the TuHURA-Kineta Merger Agreement, among other things, Merger Sub I (a) merged with and into Kineta (the “First Merger”), with Kineta being the surviving corporation of the First Merger, also known as the “Surviving Entity” and (b) immediately following the First Merger, the Surviving Entity merged with and into Merger Sub II (the “Second Merger”, and together with the First Merger, the “Kineta Merger”), with Merger Sub II being the surviving company of the Second Merger.
Upon completion of the Kineta Merger, pursuant to the terms and conditions of the TuHURA-Kineta Merger Agreement, each share of Kineta common stock, par value $0.001 per share (each, a “Kineta Share”), issued and outstanding immediately prior to the First Merger, was converted into the right to receive 0.185298 shares of the Company’s common stock, par value $0.001 per share (“TuHURA common stock”), for an aggregate of approximately 2,868,169 shares of TuHURA common stock. Also pursuant to the terms and conditions of the TuHURA-Kineta Merger Agreement, each Kineta Share is also entitled to (i) its pro rata portion of approximately 1,129,885 shares of TuHURA common stock to be issued after six months following the closing of the Kineta Merger, subject to adjustment for losses incurred or accrued during the six month period from the closing of the Kineta Merger, and (ii) the right to its pro rata share of cash consideration received by Kineta pursuant to disposed asset payments related to legacy Kineta assets. Such payments, if any, will be made at a later date and in accordance with the terms of the TuHURA-Kineta Merger Agreement. In each case, in lieu of the issuance of any fractional shares of TuHURA common stock, we will pay an amount equal to the product of (A) such fractional share and (B) $5.7528.
Special Meeting of the Stockholders
In connection with the closing of the Kineta Merger, the Company held its special meeting of the stockholders in lieu of an annual meeting on June 23, 2025 (the “Special Meeting”) to submit, among other proposals, the proposal to increase the Company’s authorized shares of common stock from 75,000,000 shares to 200,000,000 shares (the “Authorized Share Increase Proposal”). At the Special Meeting, the Company’s stockholders approved the Authorized Share Increase Proposal, and the Company subsequently filed articles of amendment to its Articles of Incorporation to increase the number of shares of common stock authorized from 75,000,000 to 200,000,000..

Note
1-Description
of business
TuHURA Biosciences, Inc., a Nevada corporation (the “Company”), is a clinical stage immuno-oncology company developing novel personalized cancer vaccine product candidates designed to overcome primary resistance to immunotherapies like checkpoint inhibitors. The Company has entered into a Special Protocol Assessment agreement with the FDA for a single Phase 3 randomized placebo and injection controlled trial for
IFx-2.0,
the Company’s lead personalized cancer vaccine product candidate, as adjunctive therapy to pembrolizumab (Keytruda
®
) in the first line treatment of patients with advanced or metastatic Merkel cell carcinoma who are checkpoint inhibitor naïve utilizing the FDA’s accelerated approval pathway. The Company is also developing novel bi-functional
antibody drug conjugates, or ADCs, targeting myeloid derived suppressor cells, or MDSCs, to modulate their immunosuppressive effects on the tumor microenvironment to overcome acquired resistance to immunotherapies and
IFx-3.0
as an innate immune agonist candidate for intravenous or autologous whole cell administration for blood related cancers.
Reverse Merger with Kintara Therapeutics, Inc.
On October 18, 2024 (the “Closing Date”), the Nevada corporation formerly known as Kintara Therapeutics, Inc. (“Kintara”) consummated a previously announced merger transaction in accordance with the terms of that certain Agreement and Plan of Merger, dated as of April 2, 2024 (the “Merger Agreement”), by and among Kintara, Kayak Mergeco, Inc., a Delaware corporation and direct wholly owned subsidiary of Kintara (“Merger Sub”), and TuHURA Biosciences, Inc., a Delaware corporation (“TuHURA”), pursuant to which, Merger Sub merged with and into TuHURA, with TuHURA surviving as a direct wholly owned subsidiary of Kintara and the surviving corporation of the merger (the “Merger”). In connection with the completion of the Merger, effective on the Closing Date, Kintara effected a
1-for-35
reverse stock split (the “Reverse Stock Split”) of its common stock, par value $0.001 per share, completed the merger and changed its name to “TuHURA Biosciences, Inc.”
Under the terms of the Merger, immediately prior to the effective time of the Merger, shares of TuHURA’s preferred stock were converted into shares of TuHURA’s common stock and all of the convertible notes issued in TuHURA’s private placement (the “TuHURA Note Financing”) were converted into shares of TuHURA common stock pursuant to the terms therein. At the effective time of the Merger, (i) Kintara issued an aggregate of approximately 40,441,605 shares of Common Stock to TuHURA stockholders, based on an exchange ratio of 0.1789 (after giving effect to the Reverse Stock Split) shares of Kintara’s common stock for each share of TuHURA common stock outstanding immediately prior to the Merger, (ii) each then-outstanding TuHURA stock option was assumed and converted into an option to purchase shares of Kintara common stock subject to certain adjustments based on the exchange ratio as set forth in the Merger Agreement, and (iii) each then-outstanding warrant to purchase shares of TuHURA common stock was assumed and converted into and exchangeable based on the exchange ratio for a warrant of like tenor entitling the holder to purchase shares of Kintara common stock.
The issuance of the shares of Kintara’s common stock to the former stockholders of TuHURA was registered with the SEC on Kintara’s Registration Statement on Form
S-4
(File
No. 333-279368),
as amended.
The shares of Kintara’s common stock listed on the Nasdaq Capital Market, previously trading through the close of business on Thursday, October 17, 2024 under the ticker symbol “KTRA,” commenced trading on the Nasdaq Capital Market on a post-Reverse Stock Split adjusted basis and post-Merger basis under the ticker symbol “HURA” on Friday, October 18, 2024.
In connection with the Merger, Kintara entered into a Contingent Value Rights Agreement (the “CVR Agreement”) with Equiniti Trust Company, LLC, pursuant to which the Kintara common stock holders and

Kintara common stock warrant holders of record as of immediately prior to the consummation of the Merger and Reverse Stock Split received one contingent value right (a “CVR”) for each outstanding share of common stock held by such stockholder (or, in the case of warrants, each share of common stock for which such warrant is exercisable into). Pursuant to the CVR Agreement, upon the achievement of (i) Kintara enrolling a minimum of ten cutaneous metastatic breast cancer patients in a study to determine whether a dose of Kintara’s
REM-001
lower than 1.2 mg/kg elicits a treatment effect similar to that seen in prior studies of
REM-001
at the 1.2 mg/kg dose and (ii) such patients enrolled in the study complete eight weeks of follow-up,
in each case, on or before December 31, 2025, as set forth in the CVR Agreement (the holders of CVRs are entitled, in the aggregate, to receive approximately 1,539,918 shares of common stock (which gives effect to the Reverse Stock Split).
Basis of presentation
The merger was accounted for as a reverse recapitalization under which the historical financial statements of the Company prior to the Merger are the historical financial statements of the accounting acquirer, Legacy TuHURA. All share, per share and related information presented in the consolidated financial statements and notes prior to the Merger has been retroactively adjusted to reflect the Exchange Ratio and Reverse Stock Split for all periods presented. See note 6 - Merger with Kintara Therapeutics.
Plan of merger with Kineta, Inc.
On December 11, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement” or “Proposed Transaction”) by and among Kineta, Inc., a Delaware corporation (“Kineta”), Hura Merger Sub I, Inc., a Delaware corporation and a direct wholly-owned subsidiary of TuHURA (“Merger Sub I”), Hura Merger Sub II, LLC, a Delaware limited liability company and direct wholly-owned subsidiary of TuHURA (“Merger Sub II,” and together with Merger Sub I, the “Merger Subs”), and Craig Philips, solely in his capacity as the representative, agent and attorney-in-fact
of the stockholders of Kineta (the “Stockholders Representative”). Each capitalized term used herein but not otherwise defined has the meaning given to it in the Merger Agreement.
Pursuant to the terms of the Merger Agreement, among other things and subject to the terms and conditions set forth therein, Merger Sub I will (a) merge with and into Kineta (the “First Merger”), with Kineta being the surviving corporation of the First Merger, also known as the “Surviving Entity”; and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Entity will merge with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Mergers” ), with Merger Sub II being the surviving company of the Second Merger, also known as the “Surviving Company.” The Mergers are intended to qualify as a tax-free
reorganization for U.S. federal income tax purposes.
The Registration Statement on
S-4
for the planned merger was filed with the SEC on February 7, 2024.
Merger Consideration
Under the terms of the merger agreement, upon the completion of the Proposed Transaction, Kineta stockholders will receive their pro rata share (based on the number of Kineta fully diluted shares held by them) of aggregate merger consideration consisting of a combination of cash and shares of TuHURA common stock. The cash component of the aggregate merger consideration will be a base cash amount of $9,005,000 (consisting of a value of $15,000,000 minus the $5,995,000 advanced to Kineta under the Exclusivity and Right of First Offer Agreement, or “Exclusivity Agreement”) less the sum of Kineta’s working capital deficit at the closing of the Proposed Transaction and any working capital loans made by TuHURA to Kineta between the signing of the merger agreement and closing of the Proposed Transaction. The share component of the aggregate merger consideration will consist of an aggregate of up to approximately 3,476,568 shares of TuHURA common stock, subject to a six-month
holdback of approximately 869,142 of such shares to satisfy certain additional liabilities of the closing date that may be identified after the closing. As additional merger consideration, Kineta stockholders will be entitled to receive their pro rata share of certain payments that Kineta may receive after the closing from the potential pre-closing
sale by Kineta of certain
non-KVA12123
products and technologies.
In connection with the merger agreement, TuHURA and Kineta entered into a Clinical Trial Funding Agreement under which TuHURA agreed to continue to fund clinical trial expenses for KVA12123 in an amount of up to $900,000, which may be increased upon mutual agreement. The merger agreement also provides that Kineta may request the extension of up to $2,000,000 in working capital loans from TuHURA, $1,750,000 of which will be contingent on the completion of a financing transaction by TuHURA.
The merger agreement has been unanimously approved by the boards of directors of both companies and is subject to Kineta stockholder approval. The completion of the Proposed Transaction is also subject to the satisfaction or waiver of certain other conditions, such as the approval by TuHURA’s stockholders of an increase in the number of authorized shares of TuHURA common stock, Kineta’s working capital deficit not exceeding $6,000,000 at the time of closing, the effectiveness of a registration statement on Form
S-4
registering the shares of TuHURA common stock issuable to the Kineta stockholders in the Proposed Transaction, and other customary closing conditions. The Proposed Transaction is currently expected to close in the first quarter of 2025.
Other Terms of the Merger Agreement
The Merger Agreement contains customary representations, warranties and covenants made by Kineta and TuHURA, including covenants relating to obtaining the requisite approvals of the stockholders of Kineta and TuHURA, indemnification of directors and officers and Kineta’s and TuHURA’s conduct of their respective businesses between the date of signing of the Merger Agreement and the Closing. The parties have agreed to use reasonable best efforts to take all actions necessary to consummate the Mergers, including for Kineta to hold a meeting of its stockholders to vote on proposals related to the Mergers and for TuHURA to hold a meeting of its stockholders to vote on a proposal to increase the authorized shares of TuHURA to 200,000,000 shares of TuHURA Common Stock. The representations and warranties in the Merger Agreement will not survive the Closing.
July 2024 Private Placement
In connection with the Company’s entrance into the Exclusivity Agreement, on July 3, 2024, the Company completed a private placement of its common stock to an existing investor under which the investor paid $5.0 million in exchange for 717,321 shares of the Company’s common stock and a 1.5% royalty right on certain future sales by the Company of products based on Kinteta’s KVA12123. The proceeds received from the Company’s July 2024 private placement were used to fund the Exclusivity Payment due to Kineta pursuant to the Exclusivity Agreement.